                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                 ----------------------------------------------

                              HOLLAND BALANCED FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
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               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                          Copy to:

        MICHAEL F. HOLLAND
         375 PARK AVENUE
    NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.
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Holland Balanced Fund - PORTFOLIO OF INVESTMENTS
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

June 30, 2005 (Unaudited)                              Shares         Value(b)
-------------------------------------------------------------------------------

COMMON STOCKS - 62.6%

COMPUTERS - 1.8%
International Business Machines Corp.                  12,800       $   949,760
                                                                    -----------

ELECTRONICS - 7.7%
3M Co.                                                 26,200         1,894,260
Intel Corp.                                            83,800         2,183,828
                                                                    -----------
                                                                      4,078,088
                                                                    -----------

ENTERTAINMENT & LEISURE - 2.2%
The Walt Disney Co.                                    46,000         1,158,280
                                                                    -----------

FOOD & BEVERAGES - 2.9%
PepsiCo, Inc.                                          28,500         1,537,005
                                                                    -----------

FINANCIAL - 7.2%
American Express Co.                                   35,000         1,863,050
Citigroup, Inc.                                        29,000         1,340,670
J.P. Morgan Chase & Co.                                17,000           600,440
                                                                    -----------
                                                                      3,804,160
                                                                    -----------

INSURANCE - 1.7%
Berkshire Hathaway, Inc. Class A *                         11           918,500
                                                                    -----------

OIL/GAS - 15.8%
Burlington Resources, Inc. Com                         22,000         1,215,280
ChevronTexaco Corp.                                    23,000         1,286,160
Exxon Mobil Corp.                                      49,400         2,839,018
Schlumberger, Ltd.                                     39,500         2,999,630
                                                                    -----------
                                                                      8,340,088
                                                                    -----------

PHARMACEUTICALS - 6.7%
Johnson & Johnson                                      28,500         1,852,500
Pfizer, Inc.                                           60,000         1,654,800
                                                                    -----------
                                                                      3,507,300
                                                                    -----------

PRODUCER GOODS - 4.7%
General Electric Co.                                   71,100         2,463,615
                                                                    -----------

RETAIL TRADE - 4.1%
Wal-Mart Stores, Inc.                                  45,000         2,169,000
                                                                    -----------

SOFTWARE - 4.3%
Microsoft Corp.                                        91,000         2,260,440
                                                                    -----------

TELECOMMUNICATIONS - 3.5%
Comcast Corp. Class A *                                60,000         1,842,000
                                                                    -----------

     Total Common Stocks
     (Cost-$29,055,136)                                              33,028,236
                                                                    -----------


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See Notes to the Financial Statements
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Holland Series Fund, Inc.
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Holland Balanced Fund - PORTFOLIO OF INVESTMENTS (Continued)
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

June 30, 2005 (Unaudited)                              Shares         Value(b)
-------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES - 33.7%

GOVERNMENT TREASURIES - 33.7%
United States Treasury Note, 2.000%
  due 5/15/06                                        1,500,000      $ 1,480,782
United States Treasury Note, 3.500%
  due 1/15/11 **                                    10,899,038       12,079,621
United States Treasury Note, 5.000%
  due 2/15/11                                        4,000,000        4,249,844
                                                                    -----------
                                                                     17,810,247
                                                                    -----------

     Total U.S. Government Securities
     (Cost-$16,634,868)                                              17,810,247
                                                                    -----------

REPURCHASE AGREEMENTS - 3.3%
State Street Bank and Trust Co. Repurchase
  Agreement 1.400% due 07/01/05 in the amount
  of $1,756,068; issued 6/30/05 (Collateralized
  by $2,070,000, FHL, 5.500% due 01/01/19 with
  a market value of  $1,795,378)(Cost-
  $1,756,000)                                        1,756,000        1,756,000
                                                                    -----------

     Total Investments - 99.6%
     (Cost - $47,446,004)                                            52,594,483
                                                                    -----------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                            209,115
                                                                    -----------

NET ASSETS - 100%                                                   $52,803,598
                                                                    -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements


(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund) as of June 30, 2005

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over- the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price as the pricing source for those securities trading through that market. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Directors of the Fund.

(c) Net unrealized appreciation of the Fund's investment securities was $5,148,479 of which $6,567,634 related to appreciated investment securities and $1,419,155 related to depreciated investment securities for the fiscal quarter ended June 30, 2005.

*    Non-income producing security

**   Treasury Inflation-Protection Security (TIPS)
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ITEM 2.   CONTROLS AND PROCEDURES.

(a) The registrant's president has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.   EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    -----------------------------------
    Michael F. Holland
    President and Treasurer of the Holland Series Fund, Inc.

Date: August 26, 2005